Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Financing Receivables [Abstract]
Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies
	Millions of yen
	March 31
	2011	2012
Loans
Loans at banks	¥320,296	¥285,516
Short-term secured margin loans	206,910	165,246
Inter-bank money market loans	8,281	95,461
Corporate loans	735,797	747,149

Loans receivable total	¥1,271,284	¥1,293,372

of which:
Loans receivable carried at fair value(1)	¥554,180	¥458,352
Loans receivable carried at amortized cost	717,104	835,020
Advances to affiliated companies	12,766	10,649

(1)	Carried at fair value through election of the fair value option.

Changes In The Allowance For Losses For The Current Period

	Millions of yen
	Year ended March 31
	2010	2011	2012
Balance at beginning of year	¥3,765	¥5,425	¥4,860
Provision for losses	2,214	(690)	(330)
Charge-offs	(1,637)	(91)	(3)
Other(1)	1,083	216	361

Balance at end of year	¥5,425	¥4,860	¥4,888

	Millions of yen
	Year ended March 31, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥783	¥25	¥5	¥3,576	¥—	¥4,389	¥1,036	¥5,425
Provision for losses	(253)	13	(5)	(599)	11	(833)	143	(690)
Charge-offs	(32)	—	—	—	—	(32)	(59)	(91)
Other(1)	(159)	(1)	—	445	—	285	(69)	216

Ending balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860

	Millions of yen
	Year ended March 31, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	213	(11)	—	(592)	40	(350)	20	(330)
Charge-offs	—	(2)	—	—	—	(2)	(1)	(3)
Other(1)	—	(0)	—	(72)	—	(72)	433	361

Ending balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888

(1)	Includes the effect of foreign exchange movements.

Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans
	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators
	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.